LONG-TERM INVESTMENTS - Schedule of Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Amount	$ 11,844	$ 14,274
Beijing Eastern Media Corporation Ltd. ("BEMC") [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	49.00%	49.00%
Amount	$ 1,950	$ 2,304
Hezhong Chuangjin [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	15.00%	15.00%
Amount	$ 1,987	$ 1,863
Less: impairment on equity method investments:	$ (1,987)	$ (1,863)
LMHB [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	40.00%	40.00%
Amount	$ 189	$ 177
Less: impairment on equity method investments:	$ (189)	$ (177)
Unicom Air Net Beijing Network Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	39.00%	39.00%
Amount	$ 9,894	$ 11,970